Financing Receivables and Allowance for Losses on Financing Receivables (Maturities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Total Loans [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
2015	$ 49,317
2016	13,669
2017	14,041
2018	11,148
2019	10,926
2020 and later	33,984
Total	133,085
Consumer revolving loans	64,864
Total Contractual Maturities	197,949
Net Rentals Receivable [Member]
Contractual Obligation, Fiscal Year Maturity [Abstract]
2015	8,013
2016	5,437
2017	3,739
2018	2,561
2019	1,483
2020 and later	2,605
Total	23,838
Consumer revolving loans	0
Total Contractual Maturities	$ 23,838